Taxes - Schedule of Provision for Income Tax (Details) - USD ($)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Schedule of Provision for Income Tax [Abstract]
Current income tax expense	$ 663,238	$ 847,448	$ 1,098,087
Deferred income tax benefit
Income tax provision	$ 663,238	$ 847,448	$ 1,098,087